CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue	$ 871,155,000	$ 620,228,000	$ 1,729,353,000	$ 1,335,330,000
Costs and expenses:
Direct costs (excluding depreciation and amortization)	631,123,000	445,833,000	1,257,367,000	951,126,000
Selling, general and administrative expense	109,884,000	83,499,000	208,419,000	170,695,000
Depreciation and amortization	17,276,000	15,858,000	34,681,000	32,180,000
Restructuring	0	18,089,000	0	18,089,000
Total costs and expenses	758,283,000	563,279,000	1,500,467,000	1,172,090,000
Income from operations	112,872,000	56,949,000	228,886,000	163,240,000
Interest income	186,000	441,000	443,000	2,250,000
Interest expense	(24,551,000)	(3,220,000)	(27,278,000)	(6,401,000)
Income before provision for income taxes	88,507,000	54,170,000	202,051,000	159,089,000
Provision for income taxes	(14,133,000)	(6,410,000)	(30,281,000)	(19,000,000)
Income before share of earnings from equity method investments	74,374,000	47,760,000	171,770,000	140,089,000
Share of equity method investments	(509,000)	0	(783,000)	0
Net income	73,865,000	47,760,000	170,987,000	140,089,000
Net income attributable to noncontrolling interest	0	0	0	(633,000)
Net income attributable to the Group	$ 73,865,000	$ 47,760,000	$ 170,987,000	$ 139,456,000
Net income per Ordinary Share attributable to the Group (note 11):
Basic (USD per share)	$ 1.40	$ 0.91	$ 3.23	$ 2.55
Diluted (USD per share)	$ 1.38	$ 0.90	$ 3.21	$ 2.51
Weighted average number of Ordinary Shares outstanding:
Basic (in shares)	52,909,368	52,570,104	52,860,414	52,959,229
Diluted (in shares)	53,381,501	53,028,567	53,294,435	53,691,138